Related Party Transactions (Details Narrative) - USD ($)		3 Months Ended
	Nov. 17, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Due to related parties, current		$ 15,450	$ 32,452	$ 17,253
SRM LLC and NL Penn Capital, LP. [Member]
Due to related parties, current		15,450	$ 32,452	$ 17,253
Inventory Management Agreement [Member] | Forever 8 Fund, LLC [Member]
Ownership interest	45.00%
Advanced the vendors	$ 239,283	$ 155,768